Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,778,765.76
Previously Paid Amount	936.15
Total Fee Amount	936.15
Total Offset Amount	0
Net Fee	$ 0